Leases (Details) - Schedule of capital lease commitments for revenue equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of capital lease commitments for revenue equipment [Abstract]
Minimum lease payments, 2023	$ 865,348	$ 136,063
Present value of minimum lease payments, 2023	757,088	121,407
Minimum lease payments, 2024	774,057	91,323
Present value of minimum lease payments, 2024	670,952	79,305
Minimum lease payments, 2025	473,265
Present value of minimum lease payments, 2025	410,226
Minimum lease payments, Thereafter	89,368
Present value of minimum lease payments, Thereafter	77,464
Minimum lease payments, Total	2,202,038	2,868,973
Present value of minimum lease payments, Total	1,915,730	2,467,960
Minimum lease payments, Less: amount representing interest	(286,308)	(401,013)
Present value of minimum lease payments, Less: amount representing interest
Minimum lease payments, Present value of minimum lease payments	1,915,730	2,467,960
Present value of minimum lease payments, Present value of minimum lease payments	1,915,730	2,467,960
Present value of minimum lease payments, Less: current maturities	(757,088)	(2,267,248)
Present value of minimum lease payments, Capital lease obligations, long-term	$ 1,158,642	200,712
Minimum lease payments, 2022		2,641,587
Present value of minimum lease payments, 2022		$ 2,267,248